Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income tax (benefit) provision at China Statutory rate	$ (206,000)	$ 58,000
Benefits of loss not realized	206,000
Benefits of NOL realized		(58,000)
Income tax expense (benefit)